Share based compensation	6 Months Ended
Jun. 30, 2026
Share based compensation [Abstract]
Share based compensation
13.	Share based compensation

Share Options
In June 2021, the Company adopted a share option plan referred to herein as the Share Option Plan under which grants of options are made to eligible participants. The Company initially reserved 1,202,734 ordinary shares for future issuance under the Share Option Plan, which includes ordinary shares pursuant to share-based equity awards issued to date. As of June 30, 2026, the total number of ordinary shares which may be issued under the Share Option Plan was 3,721,251 and the Company has 925,853 ordinary shares available for the future issuance of share-based equity awards.

Under the Share Option Plan, the options may be settled only in ordinary shares of the Company. Therefore, the grants of share options under the Share Option Plan have been accounted for as equity-settled under IFRS 2. As such, the Company records a charge for the vested portion of award grants and for partially earned but non-vested portions of award grants.

During the three and six months ended June 30, 2026, the Company granted the option to purchase 17,100 and 219,050 ordinary shares which were in line with the general terms of the Share Option Plan. Of the share options granted in the three and six months ended June 30, 2026, 17,100 and 69,600 share options, respectively, were granted which vest 25% on the first anniversary of the date of the grant, and thereafter evenly on a monthly basis over the subsequent three years and are subject to a two-year service condition. The contractual term (expiration) of these share options is eight years from the grant date with an exercise price of the closing market price on the day prior to the grant. Of the share options granted in the six months ended June 30, 2026, 149,450 share options were granted which vest 25% on the first anniversary of the date of grant, and thereafter evenly on a monthly basis over the subsequent three years. The contractual term (expiration) of these share options is seven years from the grant date with an exercise price of $0.025.

The following table summarizes the share option awards outstanding as of June 30, 2026:

	Average exercise price per share in USD	Number of awards	Weighted average remaining life in years
At December 31, 2025	3.87	2,594,914	5.91
Granted	5.23	219,050	6.93
Forfeited/Expired	7.11	(27,112)	5.11
Exercised[1]	6.33	(85,113)	5.03
At June 30, 2026[2]	3.87	2,701,739	5.56

[1] The weighted average share price of share options exercised was $19.36.
[2] 998,920 of the awards outstanding as of June 30, 2026, were exercisable.

The weighted average grant date fair value of awards granted during the three and six months ended June 30, 2026, was $15.51 and $13.34 per award, respectively.

The fair values of the options granted were determined on the date of the grant using the Black-Scholes option-pricing model. The fair values of the options granted during the three and six months ended June 30, 2026, were determined on the date of the grant using the following assumptions:

	Three months ended June 30, 2026	Six months ended June 30, 2026
Share price, in USD	14.72 - 24.87	13.03 - 24.87
Strike price, in USD (weighted average)	21.11	5.23
Expected volatility	82% - 83%	82% - 88%
Award life (weighted average)	6.0	5.7
Expected dividends	-	-
Risk-free interest rate	4.06% - 4.24%	3.79% - 4.24%

The expected volatility for the three months ended June 30, 2026, is based on a blended rate of historical volatility observed among other comparable public companies and the Company’s own historical volatility.

The award life is based on the time interval between the date of grant and the date during the life of the share option after which, when making the grant, the Company expected on average that participants would exercise their options.

As of June 30, 2026, Other Reserves within equity includes $16.4 million (December 31, 2025: $13.1 million) relating to the Group’s Share Option Plan. Balances which relate to forfeited awards which had previously vested or awards which have been exercised are transferred from Other Reserves to Accumulated Deficit. The amount of expense for all awards recognized for services received during the three months ended June 30, 2026, was $2.2 million (three months ended June 30, 2025: expense of $1.9 million) and for the six months ended June 30, 2026, was an expense of $4.0 million (six months ended June 30, 2025: expense of $3.5 million).